CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net profit	€ 786,627	€ 537,396	€ 399,718
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans	385	(730)	(1,448)
Related tax impact	(88)	203	(18)
Total items that will not be reclassified to the consolidated income statement in subsequent periods	297	(527)	(1,466)
Items that may be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on cash flow hedging instruments	(13,034)	34,971	51,086
Exchange differences on translating foreign operations	5,986	(15,346)	4,118
Related tax impact	3,608	(9,757)	(16,943)
Total items that may be reclassified to the consolidated income statement in subsequent periods	(3,440)	9,868	38,261
Total other comprehensive (loss)/income, net of tax	(3,143)	9,341	36,795
Total comprehensive income	783,484	546,737	436,513
Comprehensive income attributable to [abstract]
Owners of the parent	781,585	545,071	435,691
Non-controlling interests	€ 1,899	€ 1,666	€ 822